Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt

Note 13. Debt

The Company’s short-term and long-term debt consist of the following (in thousands):

	March 31, 2024	December 31, 2023
Short-term debt:
Strong/MDI 20-year installment loan	$2,145	$2,227
Strong/MDI revolving credit facility	2,447	2,438
Insurance note payable	-	83
Total short-term debt	4,592	4,748
Less: deferred debt issuance costs, net	-	(16)
Total short-term debt, net of issuance costs	$4,592	$4,732

Long-term debt:
Tenant improvement loan	$117	$126
ICS promissory note	388	446
Digital Ignition building loan	4,879	4,925
Total long-term debt	$5,384	$5,497
Less: deferred debt issuance costs, net	(15)	(36)
Long-term debt, net of deferred debt issuance costs, net	$5,369	$5,461

Strong/MDI Installment Loans

In January 2023, Strong/MDI and CIBC entered into a demand credit agreement (the “2023 Credit Agreement”), which amended and restated the 2021 Credit Agreement. The 2023 Credit Agreement consists of a revolving line of credit for up to CAD$5.0 million and a 20-year installment loan for up to CAD$3.1 million. Under the 2023 Credit Agreement: (i) the amount outstanding under the line of credit is payable on demand and bears interest at the lender’s prime rate plus 1.0% and (ii) the amount outstanding under the installment loan bears interest at the lender’s prime rate plus 0.5% and is payable in monthly installments, including interest, over their respective borrowing periods. The lender may also demand repayment of the installment loan at any time. The 2023 Credit Agreement is secured by a lien on Strong/MDI’s Quebec, Canada facility and substantially all of Strong/MDI’s assets. The 2023 Credit Agreement required Strong/MDI to maintain a ratio of liabilities to “effective equity” (tangible stockholders’ equity, less amounts receivable from affiliates and equity holdings) not exceeding 2.5 to 1 and a fixed charge coverage ratio of not less than 1.1 times earnings before interest, income taxes, depreciation and amortization. The 5-year installment note was paid in full in connection with entering into the 2023 Credit Agreement. In connection with the IPO, the 20-year installment note did not transfer to the Company. In May 2023, Strong/MDI and CIBC entered into an amendment to the 2023 Credit Agreement which reduced the amount available under the revolving line of credit to CAD$3.4 million, and CIBC provided an undertaking to Strong/MDI to a release of CIBC’s security interest in certain assets to be transferred to a subsidiary in connection with transactions related to the IPO.

On January 19, 2024, Strong Global Entertainment entered into a new demand credit agreement with CIBC (the “2024 Credit Agreement”). The 2024 Credit Agreement consists of a demand operating credit and a business credit card facility. Under the demand operating credit, with certain conditions, the credit limit is the lesser of (a) CAD$6.0 million or (b) the sum of (i) 80% of Receivable Value, which includes all North American accounts receivable of Strong/MDI and STS, and (ii) 50% of Inventory Value, but in no event may the amount in this clause (ii) exceed $1.5 million, minus (iii) all Priority Claims (as defined in the 2024 Credit Agreement). As of March 31, 2024, there was CAD$3.3 million, or approximately $2.5 million, of principal outstanding on the revolving credit facility, which bears variable interest at 8.2%. Strong Global Entertainment was in compliance with its debt covenants as of March 31, 2024.

Tenant Improvement Loan

During the fourth quarter of 2021, the Company entered into a lease for a combined office and warehouse in Omaha, Nebraska. The Company incurred total costs of approximately $0.4 million to complete the build-out of the new combined office and warehouse facility. The landlord has agreed to fund approximately 50% of the build-out costs, and the Company is required to repay the portion funded by the landlord in equal monthly installments through the end of the initial lease term in February 2027. Through the end of 2021, the Company incurred approximately $0.2 million of total costs to build out the facility, of which approximately $0.1 million was funded by the landlord. The Company completed the build-out during the first quarter of 2022 and incurred an additional $0.2 million of total costs to complete the build-out, of which approximately $0.1 million was funded by the landlord.

Digital Ignition Building Loan

In January 2022, the Company purchased a parcel of land with buildings and improvements in Alpharetta, Georgia. In connection with the purchase of the land and building, the Company entered into a Commercial Loan Agreement (the “Loan Agreement”) with Community First Bank (the “Lender”), dated February 1, 2022. Pursuant to the Loan Agreement, the Lender agreed to lend the Company approximately $5.3 million (the “Loan Amount”), and the Borrower agreed to repay the Loan Amount pursuant to the terms of a promissory note (the “Note”).

The term of the Loan Agreement runs from February 1, 2022, until the Loan Amount is repaid in full by the Company or the Loan Agreement is terminated pursuant to its terms or by agreement between the Company and the Lender. The terms of the Note include (i) a fixed interest rate of 4%, (ii) maturity date of February 1, 2027, (iii) monthly payments of approximately $32 thousand beginning on March 1, 2022, and continuing on the first of each month until the maturity date or until the Note has been paid in full, (iv) a default interest of 8% in the event of a default pursuant to the terms of the Note, and (v) prepayment penalties of (a) 3% of all excess payments during the first two years of the term of the Note, (b) 2% of all excess payments during the third and fourth years of the term of the Note, and (c) 1% of all excess payments made during the fifth year of the term of the Note.

The Note includes standard events of default and references defaults under the Loan Agreement and the Deed to Secure Debt as events of default under the Note. The Company has a right to cure any curable events of default.

In April 2024, the Company closed the sale of the Digital Ignition Building and the Digital Ignition Building Loan was repaid in full.

ICS Promissory Note

STS issued a $0.5 million promissory note in connection with the acquisition of Innovative Cinema Solutions (“ICS”). The promissory note will be repaid in monthly installments of approximately $20,000 through November 2025 and bears fixed interest of 5%.

Contractual Principal Payments

Contractual required principal payments on the Company’s long-term debt at March 31, 2024 are as follows (in thousands):

	Tenant Improvement Loan	ICS Promissory Note	Digital Ignition Building Loan(1)	Total
2024	$28	175	141	344
2025	40	213	195	448
2026	42	-	203	245
2027	7	-	4,340	4,347
Total	$117	388	4,879	5,384

(1)	As of April 2024, the Digital Ignition Building Loan was paid in full in connection with the sale of Digital Ignition.

FG Group Holdings Inc [Member]
Debt

12. Debt

The Company’s short-term and long-term debt consist of the following (in thousands):

	December 31, 2023	December 31, 2022
Short-term debt:
Strong/MDI 20-year installment loan	$2,227	$2,289
Strong/MDI 5-year equipment loan	-	221
Strong/MDI revolving credit facility	2,438	-
Insurance note payable	83	-
Total short-term debt	4,748	2,510
Less: deferred debt issuance costs, net	(16)	-
Total short-term debt, net of issuance costs	$4,732	$2,510

Long-term debt:
Tenant improvement loan	$126	$162
ICS promissory note	446	-
Digital Ignition building loan	4,925	5,105
Total long-term debt	$5,497	$5,267
Less: current portion	(457)	(216)
Less: deferred debt issuance costs, net	(36)	(47)
Long-term debt, net of current portion and deferred debt issuance costs, net	$5,004	$5,004

Strong/MDI Installment Loans

On September 5, 2017, the Company’s Canadian subsidiary, Strong/MDI, entered into a demand credit agreement, as amended and restated May 15, 2018, with Canadian Imperial Bank of Commerce (“CIBC”) consisting of a revolving line of credit for up to CAD$3.5 million, subject to a borrowing base requirement, a 20-year installment loan for up to CAD$6.0 million and a 5-year installment loan for up to CAD$0.5 million. On June 7, 2021, Strong/MDI entered into a demand credit agreement (the “2021 Credit Agreement”), which amended and restated the demand credit agreement dated as of September 5, 2017. The 2021 credit agreement consisted of a revolving line of credit for up to CAD$2.0 million subject to a borrowing base requirement, a 20-year installment loan for up to CAD$5.1 million and a 5-year installment loan for up to CAD$0.5 million. Amounts outstanding under the line of credit are payable on demand and bear interest at the prime rate established by CIBC. Amounts outstanding under the installment loans bear interest at CIBC’s prime rate plus 0.5% and are payable in monthly installments, including interest, over their respective borrowing periods. CIBC may also demand repayment of the installment loans at any time. The Strong/MDI credit facilities are secured by a lien on Strong/MDI’s Quebec, Canada facility and substantially all of Strong/MDI’s assets. The 2021 Credit Agreement required Strong/MDI to maintain a ratio of liabilities to “effective equity” (tangible stockholders’ equity, less amounts receivable from affiliates and equity method holdings) not exceeding 2.5 to 1, a current ratio (excluding amounts due from related parties) of at least 1.3 to 1 and minimum “effective equity” of CAD$4.0 million.

In January 2023, Strong/MDI and CIBC entered into a demand credit agreement (the “2023 Credit Agreement”), which amended and restated the 2021 Credit Agreement. The 2023 Credit Agreement consists of a revolving line of credit for up to CAD$5.0 million and a 20-year installment loan for up to CAD$3.1 million. Under the 2023 Credit Agreement: (i) the amount outstanding under the line of credit is payable on demand and bears interest at the lender’s prime rate plus 1.0% and (ii) the amount outstanding under the installment loan bears interest at the lender’s prime rate plus 0.5% and is payable in monthly installments, including interest, over their respective borrowing periods. The lender may also demand repayment of the installment loan at any time. The 2023 Credit Agreement is secured by a lien on Strong/MDI’s Quebec, Canada facility and substantially all of Strong/MDI’s assets. The 2023 Credit Agreement requires Strong/MDI to maintain a ratio of liabilities to “effective equity” (tangible stockholders’ equity, less amounts receivable from affiliates and equity holdings) not exceeding 2.5 to 1 and a fixed charge coverage ratio of not less than 1.1 times earnings before interest, income taxes, depreciation and amortization. The 5-year installment note was paid in full in connection with entering into the 2023 Credit Agreement. In connection with the IPO, the 20-year installment note did not transfer to the Company. Strong/MDI was in compliance with its debt covenants as of December 31, 2023. In May 2023, Strong/MDI and CIBC entered into an amendment to the 2023 Credit Agreement which reduced the amount available under the revolving line of credit to CAD$3.4 million, and CIBC provided an undertaking to Strong/MDI to a release of CIBC’s security interest in certain assets to be transferred to a subsidiary in connection with transactions related to the IPO. As of December 31, 2023, there was CAD$3.2 million, or approximately $2.4 million, of principal outstanding on the revolving credit facility, which bears variable interest at 8.2%.

On January 19, 2024, the Company entered into a new demand credit agreement with CIBC. The agreement consists of a demand operating credit and a business credit card facility. Under the demand operating credit, with certain conditions, the credit limit is the lesser of (a) CAD$6.0 million or (b) the sum of (i) 80% of Receivable Value, which includes all North American accounts receivable of Strong/MDI and STS (collectively, the “Subsidiaries”), and (ii) 50% of Inventory Value, but in no event may the amount in this clause (ii) exceed $1.5 million, minus (iii) all Priority Claims.

Tenant Improvement Loan

During the fourth quarter of 2021, the Company entered into a lease for a combined office and warehouse in Omaha, Nebraska. The Company incurred total costs of approximately $0.4 million to complete the build-out of the new combined office and warehouse facility. The landlord has agreed to fund approximately 50% of the build-out costs, and the Company is required to repay the portion funded by the landlord in equal monthly installments through the end of the initial lease term in February 2027. Through the end of 2021, the Company incurred approximately $0.2 million of total costs to build out the facility, of which approximately $0.1 million was funded by the landlord. The Company completed the build-out during the first quarter of 2022 and incurred an additional $0.2 million of total costs to complete the build-out, of which approximately $0.1 million was funded by the landlord.

Digital Ignition Building Loan

In January 2022, the Company purchased a parcel of land with buildings and improvements in Alpharetta, Georgia. In connection with the purchase of the land and building, the Company entered into a Commercial Loan Agreement (the “Loan Agreement”) with Community First Bank (the “Lender”), dated February 1, 2022. Pursuant to the Loan Agreement, the Lender agreed to lend the Company approximately $5.3 million (the “Loan Amount”), and the Borrower agreed to repay the Loan Amount pursuant to the terms of a promissory note (the “Note”).

The term of the Loan Agreement runs from February 1, 2022, until the Loan Amount is repaid in full by the Company or the Loan Agreement is terminated pursuant to its terms or by agreement between the Company and the Lender. The terms of the Note include (i) a fixed interest rate of 4%, (ii) maturity date of February 1, 2027, (iii) monthly payments of approximately $32 thousand beginning on March 1, 2022, and continuing on the first of each month until the maturity date or until the Note has been paid in full, (iv) a default interest of 8% in the event of a default pursuant to the terms of the Note, and (v) prepayment penalties of (a) 3% of all excess payments during the first two years of the term of the Note, (b) 2% of all excess payments during the third and fourth years of the term of the Note, and (c) 1% of all excess payments made during the fifth year of the term of the Note.

The Note includes standard events of default and references defaults under the Loan Agreement and the Deed to Secure Debt as events of default under the Note. The Company has a right to cure any curable events of default.

Contractual Principal Payments

Contractual required principal payments on the Company’s long-term debt at December 31, 2023 are as follows (in thousands):

	Tenant Improvement Loan	ICS Promissory Note	Digital Ignition Building Loan	Total
2024	$37	$233	$187	$457
2025	40	213	195	448
2026	42	-	203	245
2027	7	-	4,340	4,347
2028	-	-	-	-
Thereafter	-	-	-	-
Total	$126	$446	$4,925	$5,497

Strong Global Entertainment Inc [Member]
Debt

10. Debt

Short-term debt and long-term debt consisted of the following as of March 31, 2024 and December 31, 2023 (in thousands):

	March 31, 2024	December 31, 2023
Short-term debt:
Strong/MDI revolving credit facility	$2,453	$2,438
Insurance debt	-	18
Total short-term debt	$2,453	$2,456

Long-term debt:
Tenant improvement loan	$117	$126
ICS promissory note	388	445
Total long-term debt	$505	$571
Less: current portion	(271)	(270)
Long-term debt, net of current portion	$234	$301

Strong/MDI Installment Loans and Revolving Credit Facility

In January 2023, Strong/MDI and CIBC entered into a demand credit agreement (the “2023 Credit Agreement”), which amended and restated the 2021 Credit Agreement. The 2023 Credit Agreement consists of a revolving line of credit for up to CAD$5.0 million and a 20-year installment loan for up to CAD$3.1 million. Under the 2023 Credit Agreement: (i) the amount outstanding under the line of credit is payable on demand and bears interest at the lender’s prime rate plus 1.0% and (ii) the amount outstanding under the installment loan bears interest at the lender’s prime rate plus 0.5% and is payable in monthly installments, including interest, over their respective borrowing periods. The lender may also demand repayment of the installment loan at any time. The 2023 Credit Agreement is secured by a lien on Strong/MDI’s Quebec, Canada facility and substantially all of Strong/MDI’s assets. The 2023 Credit Agreement requires Strong/MDI to maintain a ratio of liabilities to “effective equity” (tangible stockholders’ equity, less amounts receivable from affiliates and equity holdings) not exceeding 2.5 to 1 and a fixed charge coverage ratio of not less than 1.1 times earnings before interest, income taxes, depreciation and amortization. The 5-year installment note was paid in full in connection with entering into the 2023 Credit Agreement. In connection with the IPO, the 20-year installment note did not transfer to the Company. In May 2023, Strong/MDI and CIBC entered into an amendment to the 2023 Credit Agreement which reduced the amount available under the revolving line of credit to CAD$3.4 million, and CIBC provided an undertaking to Strong/MDI to a release of CIBC’s security interest in certain assets to be transferred to a subsidiary in connection with transactions related to the IPO.

On January 19, 2024, the Company entered into a new demand credit agreement with CIBC. The agreement consists of a demand operating credit and a business credit card facility. Under the demand operating credit, with certain conditions, the credit limit is the lesser of (a) CAD$6.0 million or (b) the sum of (i) 80% of Receivable Value, which includes all North American accounts receivable of Strong/MDI and STS, and (ii) 50% of Inventory Value, but in no event may the amount in this clause (ii) exceed $1.5 million, minus (iii) all Priority Claims (as defined in the demand credit agreement). As of March 31, 2024, there was CAD$3.3 million, or approximately $2.5 million, of principal outstanding on the revolving credit facility, which bears variable interest at 8.2%. The Company was in compliance with its debt covenants as of March 31, 2024.

Tenant Improvement Loan

During the fourth quarter of 2021, the Company entered into a lease for a combined office and warehouse in Omaha, Nebraska. The Company incurred total costs of approximately $0.4 million to complete the build-out of the new combined office and warehouse facility. The landlord has agreed to fund approximately 50% of the build-out costs, and the Company is required to repay the portion funded by the landlord in equal monthly installments through the end of the initial lease term in February 2027. Through the end of 2021, the Company incurred approximately $0.2 million of total costs to build out the facility, of which approximately $0.1 million was funded by the landlord. The Company completed the build-out during the first quarter of 2022 and incurred an additional $0.2 million of total costs to complete the build-out, of which approximately $0.1 million was funded by the landlord.

ICS Promissory Note

As discussed in Note 5, STS issued a $0.5 million promissory note in connection with the acquisition of ICS. The promissory note will be repaid in monthly installments through November 2025 and bears fixed interest of 5%.

Contractual Principal Payments

Contractual required principal payments on the Company’s long-term debt at March 31, 2024, are as follows (in thousands):

Remainder of 2024	$203
2025	253
2026	42
2027	7
Total	$505

13. Debt

The Company’s short-term and long-term debt consists of the following (in thousands):

	December 31, 2023	December 31, 2022
Short-term debt:
Strong/MDI 20-year installment loan	$-	$2,289
Strong/MDI 5-year equipment loan	-	221
Strong/MDI revolving credit facility	2,438	-
Insurance financing	18	-
Total short-term debt	$2,456	$2,510
Long-term debt:
Tenant improvement loan	$126	$162
ICS promissory note	445	-
Total long-term debt	571	162
Less: current portion	(270)	(36)
Long-term debt, net of current portion	$301	$126

Strong/MDI Credit Agreement

On September 5, 2017, the Company’s Canadian subsidiary, Strong/MDI, entered into a demand credit agreement, as amended and restated May 15, 2018, with Canadian Imperial Bank of Commerce (“CIBC”) consisting of a revolving line of credit for up to CAD$3.5 million, subject to a borrowing base requirement, a 20-year installment loan for up to CAD$6.0 million and a 5-year installment loan for up to CAD$0.5 million. On June 7, 2021, Strong/MDI entered into a demand credit agreement (the “2021 Credit Agreement”), which amended and restated the demand credit agreement dated as of September 5, 2017. The 2021 credit agreement consisted of a revolving line of credit for up to CAD$2.0 million subject to a borrowing base requirement, a 20-year installment loan for up to CAD$5.1 million and a 5-year installment loan for up to CAD$0.5 million. Amounts outstanding under the line of credit are payable on demand and bear interest at the prime rate established by CIBC. Amounts outstanding under the installment loans bear interest at CIBC’s prime rate plus 0.5% and are payable in monthly installments, including interest, over their respective borrowing periods. CIBC may also demand repayment of the installment loans at any time. The Strong/MDI credit facilities are secured by a lien on Strong/MDI’s Quebec, Canada facility and substantially all of Strong/MDI’s assets. The 2021 Credit Agreement required Strong/MDI to maintain a ratio of liabilities to “effective equity” (tangible stockholders’ equity, less amounts receivable from affiliates and equity method holdings) not exceeding 2.5 to 1, a current ratio (excluding amounts due from related parties) of at least 1.3 to 1 and minimum “effective equity” of CAD$4.0 million.

In January 2023, Strong/MDI and CIBC entered into a demand credit agreement (the “2023 Credit Agreement”), which amended and restated the 2021 Credit Agreement. The 2023 Credit Agreement consists of a revolving line of credit for up to CAD$5.0 million and a 20-year installment loan for up to CAD$3.1 million. Under the 2023 Credit Agreement: (i) the amount outstanding under the line of credit is payable on demand and bears interest at the lender’s prime rate plus 1.0% and (ii) the amount outstanding under the installment loan bears interest at the lender’s prime rate plus 0.5% and is payable in monthly installments, including interest, over their respective borrowing periods. The lender may also demand repayment of the installment loan at any time. The 2023 Credit Agreement is secured by a lien on Strong/MDI’s Quebec, Canada facility and substantially all of Strong/MDI’s assets. The 2023 Credit Agreement requires Strong/MDI to maintain a ratio of liabilities to “effective equity” (tangible stockholders’ equity, less amounts receivable from affiliates and equity holdings) not exceeding 2.5 to 1 and a fixed charge coverage ratio of not less than 1.1 times earnings before interest, income taxes, depreciation and amortization. The 5-year installment note was paid in full in connection with entering into the 2023 Credit Agreement. In connection with the IPO, the 20-year installment note did not transfer to the Company. Strong/MDI was in compliance with its debt covenants as of December 31, 2023. In May 2023, Strong/MDI and CIBC entered into an amendment to the 2023 Credit Agreement which reduced the amount available under the revolving line of credit to CAD$3.4 million, and CIBC provided an undertaking to Strong/MDI to a release of CIBC’s security interest in certain assets to be transferred to a subsidiary in connection with transactions related to the IPO. As of December 31, 2023, there was CAD$3.2 million, or approximately $2.4 million, of principal outstanding on the revolving credit facility, which bears variable interest at 8.2%.

On January 19, 2024, the Company entered into a new demand credit agreement with CIBC. The agreement consists of a demand operating credit and a business credit card facility. Under the demand operating credit, with certain conditions, the credit limit is the lesser of (a) CAD$6.0 million or (b) the sum of (i) 80% of Receivable Value, which includes all North American accounts receivable of Strong/MDI and STS (collectively, the “Subsidiaries”), and (ii) 50% of Inventory Value, but in no event may the amount in this clause (ii) exceed $1.5 million, minus (iii) all Priority Claims.

Tenant Improvement Loan

During the fourth quarter of 2021, the Company entered into a lease for a combined office and warehouse in Omaha, Nebraska. The Company incurred total costs of approximately $0.4 million to complete the build-out of the new combined office and warehouse facility. The landlord has agreed to fund approximately 50% of the build-out costs, and the Company is required to repay the portion funded by the landlord in equal monthly installments through the end of the initial lease term in February 2027. Through the end of 2021, the Company incurred approximately $0.2 million of total costs to build out the facility, of which approximately $0.1 million was funded by the landlord. The Company completed the build-out during the first quarter of 2022 and incurred an additional $0.2 million of total costs to complete the build-out, of which approximately $0.1 million was funded by the landlord.

ICS Promissory Note

As discussed in Note 5, STS issued a $0.5 million promissory note in connection with the acquisition of ICS. The promissory note will be repaid in monthly installments through November 2025 and bears fixed interest of 5%.

Insurance Financing

The Company maintains certain commercial insurance policies, including management liability and other policies customarily held by publicly traded companies. The Company elected to finance a portion of the annual premium, which will be repaid in monthly installments through January 2024. The finance agreement bears fixed interest of approximately 10%.

Contractual Principal Payments

Contractual required principal payments on the Company’s long-term debt at December 31, 2023, are as follows (in thousands):

2024	$270
2025	253
2026	41
2027	7
2028	-
Thereafter	-
Total	$571